Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Cash and cash equivalents [abstract]
Cash	€ 31,771		€ 37,887
On call deposits	9,458		28,958
Cash and cash equivalents	€ 41,229	$ 46,663	€ 66,845	$ 75,655	€ 44,509	€ 36,882